Bank loans (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Bank loans	$ 663,505	$ 460,030
China Construction Bank [Member]
Bank loans	402,254	460,030
China Construction Bank 1 [Member]
Bank loans	$ 261,251	$ 0